Derivative liabilities (Tables)	6 Months Ended
Feb. 29, 2024
Fair value measurement and hierarchy
Schedule of assumptions used to determine the fair value of the warrant

The table below lists the assumptions used to determine the fair value of these warrant grants or issuances. Volatility is based on the historical share price volatility of the Company and other public companies with characteristics similar to the Company.

	Original			Risk-free
	Exercise	Market	Expected	interest	Expected
	price	price	volatility	rate	life
Issuance date	$	$	%	%	[years]
January 19, 2023	5.63	5.63	100	3.4	3
February 17, 2023	5.67	6.05	100	4.0	3
April 19, 2023	5.64	5.55	75	3.9	3
June 16, 2023	5.35	5.50	75	4.1	3
August 2, 2023	5.37	5.10	75	4.8	3
September 20, 2023	5.44	4.40	75	4.8	3

		Number of	Weighted average
	Revised	warrants	remaining
	Exercise price	outstanding	contractual life
Issuance date	$	#	[years]
January 19, 2023	1.43	554,253	1.89
February 17, 2023	1.43	475,059	1.97
April 19, 2023	1.43	381,293	2.14
June 16, 2023	1.43	493,828	2.30
August 2, 2023	1.43	493,832	2.42
September 20, 2023	1.43	372,870	2.56

Schedule of movements in derivative financial liabilities

The table below summarizes the movement in the derivative liabilities related to the warrants issued to common shareholders during the six-month period ended February 29, 2024 and the fiscal year ended August 31, 2023:

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
Opening balance	5,558,822	—
Additions	765,733	7,614,510
Effect on fair value of repricing of warrants	1,871,499	—
Change in estimate of fair value	(7,090,926)	(2,055,688)
Closing balance	1,105,128	5,558,822

Series A Convertible Preferred Shares
Fair value measurement and hierarchy
Schedule of movements in derivative financial liabilities

The table below summarizes the movement in the derivative liabilities related to the Series A Convertible Preferred Shares including the related warrants and option to purchase additional Series A Convertible Preferred Shares and related warrants during the six-month period ended February 29, 2024 and the fiscal year ended August 31, 2023:

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
Opening balance	—	—
Fair value at issuance	11,996,301	—
Deferred loss at issuance	(7,960,276)	—
Revaluation at the end of the period	(3,224,782)	—
Amortization of the deferred loss during the period	1,824,824	—
Conversion to Voting Common Shares during the period [Note 17]	(94,622)	—
Closing balance	2,541,445	—

Series B Convertible Preferred Shares
Fair value measurement and hierarchy
Schedule of movements in derivative financial liabilities

The table below summarizes the movement in the derivative liabilities related to the Series B Convertible Preferred Shares including the related warrants during the six-month period ended February 29, 2024 and the fiscal year ended August 31, 2023:

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
Opening balance	—	—
Fair value at issuance	6,272,022	—
Deferred loss at issuance	(2,227,122)	—
Revaluation at the end of the period	80,202	—
Amortization of the deferred loss during the period	221,255	—
Closing balance	4,346,357	—